Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards	$ 23,940,000
Future Taxable Income Expiring Term	2032
Valuation Allowance Amounts		8,570,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 5,087,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	4.63%	4.63%
Effective Income Tax Rate Reconciliation Blended Rate	37.10%	37.10%